INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2016, 2017 and 2018 are comprised of the following components:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Income before income taxes:
Domestic	¥96,497	¥85,858	¥63,300
Foreign	49,086	51,991	68,566

Total income before income taxes	¥145,583	¥137,849	¥131,866

Income taxes:
Current income taxes:
Domestic	¥36,363	¥19,720	¥31,043
Foreign	12,824	17,111	26,751

Total current income taxes	49,187	36,831	57,794

Deferred income taxes:
Domestic	(23,256)	(7,887)	(15,585)
Foreign	5,461	(502)	4,672

Total deferred income taxes	(17,795)	(8,389)	(10,913)

Total income taxes	¥31,392	¥28,442	¥46,881

Reconciliations between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Years ended March 31,
	2016	2017	2018
Japanese statutory income tax rate*	33.0%	31.0%	31.0%
Difference in statutory tax rates of foreign subsidiaries	(2.7)	(2.6)	(4.7)
Change in valuation allowance	3.5	(7.8)	0.2
Tax credit for research and development expenses	(3.4)	(2.5)	(3.1)
Uncertainty in income taxes	(0.3)	(0.3)	(0.1)
Tax reform*	(12.1)	(0.0)	12.4
Impairment of goodwill	3.2	—	—
Other	0.4	2.8	(0.1)

Effective income tax rate	21.6%	20.6%	35.6%

*	Tax rate change in Japan for the year ended March 31, 2016:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No. 15 of 2016) and “Partial Amendment of the Local Tax Act, etc.” (Law No. 13 of 2016) enacted on March 29, 2016 by the Diet of Japan, a revised corporation tax rate was imposed from the annual reporting periods commencing on and after April 1, 2016. As a result of such amendments, the Japanese statutory income tax rate decreased to 31% for the year ended March 31, 2017 from 33% for the year ended March 31, 2016.

The effective Japanese statutory corporate tax rate of 33% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 31% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2016, and 32% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 30% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2017, respectively. Kyocera recognized reversal income taxes in the amount of ¥17,638 million due to revaluation of deferred tax assets and liabilities in line with the revision of the corporate tax rate.

*	Tax expenses from amendments to U.S. tax law for the year ended March 31, 2018:

Kyocera’s U.S. subsidiaries such as AVX Corporation recorded tax expenses of ¥13,860 million, resulting from the Tax Cuts and Jobs Act which was enacted into law in the U.S. on December 22, 2017. The tax expenses mainly consisted of approximately ¥10,203 million in tax expenses related to a one-time tax on accumulated foreign earnings of AVX Corporation as well as tax expenses resulting from a change in the valuation of deferred tax assets and liabilities at Kyocera’s U.S. subsidiaries, including AVX Corporation, that were caused by a reduction of the statutory U.S. corporation income tax rate from 35% to 21%.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,328	¥1,503
Inventories	10,910	14,910
Provision for doubtful accounts and loss on bad debts	1,885	1,448
Accrued expenses	11,969	11,286
Employee benefits	22,858	20,541
Depreciation and amortization	36,857	37,971
Securities	1,786	1,073
Net operating losses and tax credit carry forwards	29,515	28,578
Allowances for loss on purchase agreements	—	9,266
Other	8,730	11,740

Total gross deferred tax assets	125,838	138,316
Valuation allowance	(26,128)	(26,731)

Net deferred tax assets	¥99,710	¥111,585

Deferred tax liabilities:
Depreciation and amortization	¥9,011	¥13,298
Securities	295,533	278,487
Prepaid benefit cost	317	1,732
Other	3,744	6,148

Total deferred tax liabilities	¥308,605	¥299,665

Net deferred tax liabilities	¥(208,895)	¥(188,080)

Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets

Net deferred tax assets and liabilities at March 31, 2017 and 2018 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2017	2018
	(Yen in millions)
Other assets	¥49,964	¥35,450
Deferred income taxes	(258,859)	(223,530)

Net deferred tax liabilities	¥(208,895)	¥(188,080)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2016	2017	2018
	(Yen in millions)
Balance at beginning of year	¥33,005	¥40,021	¥26,128
Increase	9,108	2,029	2,060
Decrease	(1,443)	(14,631)	(2,676)
Other*	(649)	(1,291)	1,219

Balance at end of year	¥40,021	¥26,128	¥26,731

*	Other consists mainly of business combinations and foreign currency translation adjustments.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2016	2017	2018
	(Yen in millions)
Balance at beginning of year	¥3,258	¥4,668	¥4,482
Increase—tax position in prior years	669	23	53
Increase—tax position in current year	2,380	1,388	111
Decrease—tax position in prior years	(455)	(41)	(57)
Settlements with taxing authorities	(677)	(1,451)	(3,048)
Lapse of statute of limitations	(507)	(105)	(134)

Balance at end of year	¥4,668	¥4,482	¥1,407